Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000012360 | 6825360 | South Port New Zealand Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000012360 | 6459286 | Infratil Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000012360 | 6603038 | Mainfreight Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012360 | 6687980 | Freightways Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012360 | 6429728 | Briscoe Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012360 | B1FJ0C0 | Brambles Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012360 | 6185495 | CSL Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012360 | 6532488 | Skellerup Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012360 | 6087289 | Telstra Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012360 | B1L4BC6 | Qube Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012360 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012360 | Australia
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000012360 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000012360 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012360 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012360 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000012360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000012360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000105717 | 6440859 | Capitec Bank Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000105717 | BN0VX82 | Naspers Ltd., N Shares
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105717 | 82510E209 | Shoprite Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105717 | 38059T106 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000105717 | 853118206 | Standard Bank Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000105717 | B0LNLV5 | Grindrod Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105717 | 6177878 | Discovery Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105717 | 6662404 | Wilson Bayly Holmes-Ovcon Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105717 | 6100089 | Bidvest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105717 | BK9S758 | Momentum Metropolitan Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105717 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105717 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105717 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105717 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000105717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105717 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000105717 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000105717 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000105717 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000105717 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000105717 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000105717 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012361 | 6429104 | Hitachi Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012361 | 6441506 | Hoya Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012361 | 6885074 | Terumo Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012361 | B019MQ5 | Asahi Intecc Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012361 | 6481320 | Kajima Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012361 | 6661144 | ORIX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012361 | 6575900 | Meidensha Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012361 | B601QS4 | Dai-ichi Life Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012361 | 6911485 | Unicharm Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012361 | 6332439 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012361 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012361 | Japan
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000012361 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000012361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012361 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000012361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000012361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000012361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012361 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000012362 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012362 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012362 | 600551204 | Miller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012362 | 64110D104 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012362 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012362 | 826197501 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012362 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012362 | 655844108 | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012362 | 046353108 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012362 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012362 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000012362 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012362 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012362 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012362 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012362 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012362 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012362 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012362 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012362 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012362 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012362 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012362 | India
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012362 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012362 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012362 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000012362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000012362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000012362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012362 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000012363 | G87264100 | Tecnoglass, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012363 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012363 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012363 | 47030M106 | James Hardie Industries PLC
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000012363 | 548661107 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012363 | 45857P806 | InterContinental Hotels Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012363 | 23331A109 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012363 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012363 | 526057104 | Lennar Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012363 | 03027X100 | American Tower Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012363 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.90%
C000012363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000012363 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012363 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012363 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012363 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012363 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000012363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012363 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000012363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012363 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000012363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012363 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%